GOLDMAN SACHS BALANCED STRATEGY PORTFOLIO

Schedule of Investments

March 31, 2021 (Unaudited)

Shares	Description	Value

Underlying Funds(a) – 95.1%
Dynamic – 10.0%
2,807,393	Goldman Sachs Tactical Tilt Overlay Fund - Class R6	$ 28,410,822
1,533,395	Goldman Sachs Managed Futures Strategy Fund - Class R6	16,468,666
1,502,104	Goldman Sachs Alternative Premia Fund - Class R6	10,214,308

		55,093,796

Equity – 30.7%
3,912,283	Goldman Sachs Dynamic Global Equity Fund - Class R6	89,708,638
1,920,345	Goldman Sachs International Equity Insights Fund - Class R6	27,614,564
1,861,469	Goldman Sachs Emerging Markets Equity Insights Fund - Class R6	23,007,753
1,012,147	Goldman Sachs International Small Cap Insights Fund - Class R6	13,734,829
792,819	Goldman Sachs Global Infrastructure Fund - Class R6	9,656,533
542,194	Goldman Sachs Global Real Estate Securities Fund - Class R6	5,823,161

		169,545,478

Exchange Traded Funds – 19.3%
697,310	Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF	55,171,167
969,154	Goldman Sachs Access Investment Grade Corporate Bond ETF	51,714,058

		106,885,225

Fixed Income – 35.1%
11,385,240	Goldman Sachs Global Income Fund - Class R6	144,592,544
1,550,870	Goldman Sachs Core Fixed Income Fund - Class R6	16,764,903
1,334,101	Goldman Sachs Emerging Markets Debt Fund - Class R6	15,995,873
667,681	Goldman Sachs High Yield Floating Rate Fund - Class R6	6,249,495
859,182	Goldman Sachs High Yield Fund - Class R6	5,515,950
845,777	Goldman Sachs Local Emerging Markets Debt Fund - Class R6	4,694,061

		193,812,826

TOTAL UNDERLYING FUNDS – 95.1% (Cost $475,899,464)		$525,337,325

Shares	Distribution Rate	Value

Investment Company(a) – 2.5%

Goldman Sachs Financial Square Government Fund - Institutional Shares
13,779,306	0.036%	$ 13,779,306
(Cost $13,779,306)

TOTAL INVESTMENTS – 97.6% (Cost $489,678,770)		$539,116,631

OTHER ASSETS IN EXCESS OF LIABILITIES – 2.4%		13,147,310

NET ASSETS – 100.0%		$552,263,941

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents an Affiliated issuer.

Currency Abbreviations:
AUD	— Australian Dollar
CHF	— Swiss Franc
DKK	— Danish Krone
EUR	— Euro
GBP	— British Pound
HKD	— Hong Kong Dollar
ILS	— Israeli Shekel
JPY	— Japanese Yen
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
SEK	— Swedish Krona
SGD	— Singapore Dollar
USD	— U.S. Dollar

Investment Abbreviations:
ETF	— Exchange Traded Fund
PLC	— Public Limited Company

GOLDMAN SACHS BALANCED STRATEGY PORTFOLIO

Schedule of Investments (continued)

March 31, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At March 31, 2021, the Portfolio had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

MS & Co. Int. PLC	USD	101,605	NZD	140,000	06/16/21	$3,847
	USD	1,294,563	HKD	10,040,000	06/16/21	2,861
	USD	121,639	ILS	400,000	06/16/21	1,859
	USD	413,087	SGD	550,000	06/16/21	4,370
	USD	5,600,593	GBP	4,010,000	06/16/21	71,087
	USD	3,506,108	CHF	3,210,000	06/16/21	102,615
	USD	2,826,913	AUD	3,630,000	06/16/21	68,830
	USD	12,441,113	EUR	10,300,000	06/16/21	342,473
	USD	9,958,407	JPY	1,064,000,000	06/16/21	342,004
	USD	241,132	NOK	2,050,000	06/16/21	1,464
	USD	925,445	DKK	5,700,000	06/16/21	25,627
	USD	1,357,141	SEK	11,400,000	06/16/21	50,876

TOTAL						$1,017,913

FUTURES CONTRACTS — At March 31, 2021, the Portfolio had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
S&P Mini 500 Index	134	06/18/21	$26,581,580	$295,545
10 Year U.S. Treasury Notes	214	06/21/21	28,020,625	(725,386)

TOTAL FUTURES CONTRACTS				$(429,841)

PURCHASED OPTIONS CONTRACTS — At March 31, 2021, the Fund had the following purchased and written options:

EXCHANGE TRADED OPTIONS ON FUTURES

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
Eurodollar Futures	$97.750	03/13/2023	89	$222,500	$377,137	$392,012	$(14,875)
Eurodollar Futures	97.750	06/19/2023	96	240,000	372,000	391,501	(19,501)

TOTAL			185	$—	$749,138	$783,513	$(34,376)

Additional information regarding the Portfolio is available in the Portfolio’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Abbreviations:
MS & Co. Int. PLC	— Morgan Stanley & Co. International PLC

GOLDMAN SACHS GROWTH AND INCOME STRATEGY PORTFOLIO

Schedule of Investments

March 31, 2021 (Unaudited)

Shares	Description	Value

Underlying Funds(a) – 95.8%
Dynamic – 7.6%
3,795,619	Goldman Sachs Tactical Tilt Overlay Fund - Class R6	$ 38,411,664
2,217,967	Goldman Sachs Managed Futures Strategy Fund - Class R6	23,820,962
1,235,011	Goldman Sachs Alternative Premia Fund - Class R6	8,398,074

		70,630,700

Equity – 42.6%
8,871,471	Goldman Sachs Dynamic Global Equity Fund - Class R6	203,422,822
5,970,921	Goldman Sachs International Equity Insights Fund - Class R6	85,861,838
4,560,645	Goldman Sachs Emerging Markets Equity Insights Fund - Class R6	56,369,570
1,880,665	Goldman Sachs International Small Cap Insights Fund - Class R6	25,520,627
1,356,919	Goldman Sachs Global Infrastructure Fund - Class R6	16,527,270
873,340	Goldman Sachs Global Real Estate Securities Fund - Class R6	9,379,669

		397,081,796

Exchange Traded Funds – 29.5%
2,407,185	Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF	190,456,477
1,576,107	Goldman Sachs Access Investment Grade Corporate Bond ETF	84,101,070

		274,557,547

Fixed Income – 16.1%
6,914,798	Goldman Sachs Global Income Fund - Class R6	87,817,933
2,880,859	Goldman Sachs Emerging Markets Debt Fund - Class R6	34,541,500
1,497,230	Goldman Sachs High Yield Fund - Class R6	9,612,213
1,646,120	Goldman Sachs Local Emerging Markets Debt Fund - Class R6	9,135,967
974,017	Goldman Sachs High Yield Floating Rate Fund - Class R6	9,116,795

		150,224,408

TOTAL UNDERLYING FUNDS – 95.8% (Cost $752,617,423)		$892,494,451

Shares	Dividend Rate	Value

Investment Company(a) – 2.4%

Goldman Sachs Financial Square Government Fund - Institutional Shares
22,725,521	0.036%	$ 22,725,521
(Cost $22,725,521)

TOTAL INVESTMENTS – 98.2% (Cost $775,342,944)		$915,219,972

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.8%		16,449,580

NET ASSETS – 100.0%		$931,669,552

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents an Affiliated Issuer.

Currency Abbreviations:
AUD	— Australian Dollar
CHF	— Swiss Franc
DKK	— Danish Krone
EUR	— Euro
GBP	— British Pound
HKD	— Hong Kong Dollar
ILS	— Israeli Shekel
JPY	— Japanese Yen
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
SEK	— Swedish Krona
SGD	— Singapore Dollar
USD	— U.S. Dollar

Investment Abbreviations:
ETF	— Exchange Traded Fund

GOLDMAN SACHS GROWTH AND INCOME STRATEGY PORTFOLIO

Schedule of Investments (continued)

March 31, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At March 31, 2021, the Portfolio had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

MS & Co. Int. PLC	USD	1,602,480	DKK	9,870,000	06/16/21	$44,375
	USD	181,437	NZD	250,000	06/16/21	6,870
	USD	713,514	SGD	950,000	06/16/21	7,547
	USD	2,182,964	HKD	16,930,000	06/16/21	4,824
	USD	206,787	ILS	680,000	06/16/21	3,161
	USD	9,553,132	GBP	6,840,000	06/16/21	121,256
	USD	6,116,575	CHF	5,600,000	06/16/21	179,017
	USD	4,843,912	AUD	6,220,000	06/16/21	117,939
	USD	21,572,648	EUR	17,860,000	06/16/21	593,841
	USD	16,912,445	JPY	1,807,000,000	06/16/21	580,828
	USD	411,688	NOK	3,500,000	06/16/21	2,499
	USD	2,357,140	SEK	19,800,000	06/16/21	88,365

TOTAL						$1,750,522

FUTURES CONTRACTS — At March 31, 2021, the Portfolio had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
S&P Mini 500 Index	169	06/18/21	$33,524,530	$372,160
10 Year U.S. Treasury Notes	353	06/21/21	46,220,938	(1,196,437)

TOTAL FUTURES CONTRACTS				$(824,277)

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At March 31, 2021, the Fund had the following purchased and written options:

EXCHANGE TRADED OPTIONS ON FUTURES

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
Eurodollar Futures	$97.750	06/19/2023	161	$402,500	$623,875	$656,580	$(32,705)
Eurodollar Futures	97.750	03/13/2023	149	372,500	631,388	656,290	(24,902)

TOTAL			310	$775,000	$1,255,263	$1,312,870	$(57,607)

Abbreviations:
MS & Co. Int. PLC	— Morgan Stanley & Co. International PLC

GOLDMAN SACHS GROWTH STRATEGY PORTFOLIO

Schedule of Investments

March 31, 2021 (Unaudited)

Shares	Description	Value

Underlying Funds(a) – 93.1%
Dynamic – 4.4%
2,277,150	Goldman Sachs Tactical Tilt Overlay Fund - Class R6	$ 23,044,756
1,259,834	Goldman Sachs Managed Futures Strategy Fund - Class R6	13,530,622

		36,575,378

Equity – 53.0%
9,090,301	Goldman Sachs Dynamic Global Equity Fund - Class R6	208,440,591
7,205,255	Goldman Sachs International Equity Insights Fund - Class R6	103,611,563
5,263,703	Goldman Sachs Emerging Markets Equity Insights Fund - Class R6	65,059,374
2,991,594	Goldman Sachs International Small Cap Insights Fund - Class R6	40,595,934
1,300,627	Goldman Sachs Global Infrastructure Fund - Class R6	15,841,641
734,061	Goldman Sachs Global Real Estate Securities Fund - Class R6	7,883,816

		441,432,919

Exchange Traded Funds – 30.2%
3,057,660	Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF	241,922,059
171,088	Goldman Sachs Access Investment Grade Corporate Bond ETF	9,129,256

		251,051,315

Fixed Income – 5.5%
2,483,928	Goldman Sachs Emerging Markets Debt Fund - Class R6	29,782,298
1,475,218	Goldman Sachs Local Emerging Markets Debt Fund - Class R6	8,187,458
1,204,528	Goldman Sachs High Yield Fund - Class R6	7,733,071

		45,702,827

TOTAL UNDERLYING FUNDS – 93.1% (Cost $610,264,979)		$774,762,439

Shares	Dividend Rate	Value

Investment Company(a) – 4.6%
Goldman Sachs Financial Square Government Fund - Institutional Shares
38,062,998	0.036%	$ 38,062,998
(Cost $38,062,998)

TOTAL INVESTMENTS – 97.7% (Cost $648,327,977)		$812,825,437

OTHER ASSETS IN EXCESS OF LIABILITIES – 2.3%		19,068,795

NET ASSETS – 100.0%		$831,894,232

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents an Affiliated issuer.

Currency Abbreviations:
AUD	— Australian Dollar
CHF	— Swiss Franc
DKK	— Danish Krone
EUR	— Euro
GBP	— British Pound
HKD	— Hong Kong Dollar
ILS	— Israeli Shekel
JPY	— Japanese Yen
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
SEK	— Swedish Krona
SGD	— Singapore Dollar
USD	— U.S. Dollar

Investment Abbreviations:
ETF	— Exchange Traded Fund

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web atwww.GSAMFUNDS.com.

GOLDMAN SACHS GROWTH STRATEGY PORTFOLIO

Schedule of Investments (continued)

March 31, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At March 31, 2021, the Portfolio had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

MS & Co. Int. PLC	USD	145,150	NZD	200,000	06/16/21	$5,496
	USD	578,322	SGD	770,000	06/16/21	6,118
	USD	1,762,618	HKD	13,670,000	06/16/21	3,896
	USD	170,295	ILS	560,000	06/16/21	2,603
	USD	7,716,528	GBP	5,525,000	06/16/21	97,944
	USD	4,936,950	CHF	4,520,000	06/16/21	144,492
	USD	3,917,183	AUD	5,030,000	06/16/21	95,376
	USD	17,429,636	EUR	14,430,000	06/16/21	479,794
	USD	13,664,731	JPY	1,460,000,000	06/16/21	469,291
	USD	329,351	NOK	2,800,000	06/16/21	2,000
	USD	1,295,622	DKK	7,980,000	06/16/21	35,877
	USD	1,901,783	SEK	15,975,000	06/16/21	71,293

TOTAL						$1,414,180

FUTURES CONTRACTS — At March 31, 2021, the Portfolio had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
S&P Mini 500 Index	220	06/18/21	$43,641,400	$485,500
10 Year U.S. Treasury Notes	259	06/21/21	33,912,813	(877,885)

TOTAL FUTURES CONTRACTS				$(392,385)

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At March 31, 2021, the Fund had the following purchased and written options:

EXCHANGE TRADED OPTIONS ON FUTURES

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Portfolio	Unrealized Appreciation/ (Depreciation)

Purchased option contracts
Calls
Eurodollar Futures	$97.750	03/13/2023	151	$377,500	$639,862	$665,099	$(25,237)
Eurodollar Futures	97.750	06/19/2023	163	407,500	631,625	664,736	(33,111)

TOTAL			314	$785,000	$1,271,487	$1,329,835	$(58,348)

Abbreviations:
MS & Co. Int. PLC	— Morgan Stanley & Co. International PLC

GOLDMAN SACHS SATELLITE STRATEGIES PORTFOLIO

Schedule of Investments

March 31, 2021 (Unaudited)

Shares	Description	Value

Underlying Funds(a) – 99.3%
Equity – 63.6%
2,297,635	Goldman Sachs International Small Cap Insights Fund - Class R6	$ 31,178,902
2,474,852	Goldman Sachs Global Infrastructure Fund - Class R6	30,143,699
848,263	Goldman Sachs Emerging Markets Equity Insights Fund - Class R6	10,484,532
850,168	Goldman Sachs Global Real Estate Securities Fund - Class R6	9,130,799
345,377	Goldman Sachs MLP Energy Infrastructure Fund - Class R6	7,401,426
183,295	Goldman Sachs Emerging Markets Equity Fund - Class R6	5,654,645

		93,994,003

Exchange Traded Funds – 2.8%
105,925	Goldman Sachs ActiveBeta Emerging Markets Equity ETF	4,182,978

Fixed Income – 32.9%
1,826,942	Goldman Sachs Emerging Markets Debt Fund - Class R6	21,905,037
774,960	Goldman Sachs Inflation Protected Securities Fund - Class R6	8,912,038
800,604	Goldman Sachs High Yield Floating Rate Fund - Class R6	7,493,653
1,158,647	Goldman Sachs High Yield Fund - Class R6	7,438,516
501,712	Goldman Sachs Local Emerging Markets Debt Fund - Class R6	2,784,500

		48,533,744

TOTAL UNDERLYING FUNDS – 99.3% (Cost $120,452,155)		$146,710,725

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.7%		1,045,587

NET ASSETS – 100.0%		$147,756,312

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents an Affiliated issuer.

Investment Abbreviations:
ETF	— Exchange Traded Fund

For information on the mutual funds, please call our toll free Shareholder

Schedule of Investments (continued)

March 31, 2021 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

A. Investment Valuation — The valuation policy of the Portfolios and underlying funds (“Underlying Funds”) is to value investments at fair value.

U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Portfolios’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Portfolios, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Portfolios, investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

B. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Underlying Funds (including Money Market Funds) — Underlying funds (“Underlying Funds”) include other investment companies and exchange-traded funds (“ETFs”). Investments in the Underlying Funds (except ETFs) are valued at the NAV per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Portfolios invest in Underlying Funds that fluctuate in value, the Portfolios’ shares will correspondingly fluctuate in value. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Portfolio enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Portfolio and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as receivables/payables for collateral on certain derivatives contracts. Non-cash collateral pledged by a Portfolio, if any, is noted in the Schedules of Investments.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared

Schedule of Investments (continued)

March 31, 2021 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.

A forward foreign currency exchange contract is a forward contract in which the Portfolio agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked to market daily by using the outright forward rates or interpolating based upon maturity dates, where available. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

ii. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, a Portfolio deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Portfolio equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

iii. Options — When a Portfolio writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on swap contracts.

Upon the purchase of a call option or a put option by a Portfolio, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

C. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Portfolios’ investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Portfolio’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investment are classified as Level 3 investments.

Schedule of Investments (continued)

March 31, 2021 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

D. Fair Value Hierarchy — The following is a summary of the Portfolios’ investments and derivatives classified in the fair value hierarchy as of March 31, 2021:

BALANCED STRATEGY PORTFOLIO

Investment Type	Level 1	Level 2	Level 3

Assets
Underlying Funds
Dynamic	$55,093,796	$—	$—
Equity	169,545,478	—	—
Exchange Traded Funds	106,885,225	—	—
Fixed Income	193,812,826	—	—
Investment Companies	13,779,306	—	—

Total	$539,116,631	$—	$—

Derivative Type

Assets
Forward Foreign Currency Exchange Contracts(a)	$—	$1,017,913	$—
Futures Contracts(a)	295,545	—	—
Options Purchased	749,138	—	—

Total	$1,044,683	$1,017,913	$—

Liabilities
Futures Contracts	$(725,386)	$—	$—

GROWTH AND INCOME STRATEGY PORTFOLIO

Investment Type	Level 1	Level 2	Level 3

Assets
Underlying Funds
Dynamic	$70,630,700	$—	$—
Equity	397,081,796	—	—
Exchange Traded Funds	274,557,547	—	—
Fixed Income	150,224,408	—	—
Investment Companies	22,725,521	—	—

Total	$915,219,972	$—	$—

Derivative Type

Assets
Forward Foreign Currency Exchange Contracts(a)	$—	$1,750,522	$—
Futures Contracts(a)	372,160	—	—
Options Purchased	1,255,263	—	—

Total	$1,627,423	$1,750,522	$—

Liabilities(a)
Futures Contracts	$(1,196,437)	$—	$—

GROWTH STRATEGY PORTFOLIO

Investment Type	Level 1	Level 2	Level 3

Assets
Underlying Funds
Dynamic	$36,575,378	$—	$—
Equity	441,432,919	—	—
Exchange Traded Funds	251,051,315	—	—
Fixed Income	45,702,827	—	—
Investment Companies	38,062,998	—	—

Total	$812,825,437	$—	$—

Derivative Type

Assets
Forward Foreign Currency Exchange Contracts(a)	$—	$1,414,180	$—
Futures Contracts(a)	485,500	—	—
Options Purchased	1,271,487	—	—

Total	$1,756,987	$1,414,180	$—

Liabilities
Futures Contracts(a)	$(877,885)	$—	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

Schedule of Investments (continued)

March 31, 2021 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

SATELLITE STRATEGIES PORTFOLIO

Investment Type	Level 1	Level 2	Level 3

Assets
Underlying Funds
Equity	$93,994,003	$—	$—
Exchange Traded Funds	4,182,978	—	—
Fixed Income	48,533,744	—	—

Total	$146,710,725	$—	$—

For further information regarding security characteristics, see the Schedules of Investments.

The Portfolios’ risks include, but are not limited to, the following:

Derivatives Risk —The Portfolios’ use of derivatives may result in loss. Derivative instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other instruments, may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Portfolios. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Dividend-Paying Investments Risk — A Portfolio’s investments in dividend-paying securities could cause a Portfolio to underperform other Portfolios. Securities that pay dividends, as a group, can fall out of favor with the market, causing such securities to underperform securities that do not pay dividends. Depending upon market conditions and political and legislative responses to such conditions, dividend-paying securities that meet a Portfolio’s investment criteria may not be widely available and/or may be highly concentrated in only a few market sectors. In addition, issuers that have paid regular dividends or distributions to shareholders may not continue to do so at the same level or at all in the future. This may limit the ability of a Portfolio to produce current income

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which the Portfolio invests. The imposition of exchange controls, confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or problems with registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Portfolio has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that the Portfolios also invest in securities of issuers located in emerging markets, these risks may be more pronounced.

Investments in the Underlying Funds Risk — The investments of a Portfolio are concentrated in the Underlying Funds, and the Portfolio’s investment performance is directly related to the investment performance of the Underlying Funds it holds. A Portfolio is subject to the risk factors associated with the investments of the Underlying Funds in direct proportion to the amount of assets allocated to each. A Portfolio that has a relative concentration of its portfolio in a single Underlying Fund may be more susceptible to adverse developments affecting that Underlying Fund, and may be more susceptible to losses because of these developments.

Large Shareholder Transactions Risk — A Portfolio or an Underlying Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Portfolio or an Underlying Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Portfolio or an Underlying Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may

Schedule of Investments (continued)

March 31, 2021 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

cause a Portfolio or an Underlying Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact the Portfolio’s or the Underlying Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Portfolio’s or an Underlying Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the expense ratio of the Portfolio or the Underlying Fund. Similarly, large Portfolio or Underlying Fund share purchases may adversely affect a Portfolio’s or an Underlying Fund’s performance to the extent that the Portfolio or the Underlying Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Liquidity Risk — A Portfolio or an Underlying Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Portfolio or Underlying Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Portfolio or Underlying Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Portfolio or Underlying Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Portfolio’s or Underlying Fund’s NAV and dilute remaining investors’ interests. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity. These risks may be more pronounced in connection with a Portfolio investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on a Portfolio’s or Underlying Fund’s liquidity.

Market and Credit Risks — In the normal course of business, a Portfolio trades financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Portfolio invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact a Portfolio and its investments. Additionally, a Portfolio may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolio has unsettled or open transactions defaults.